Commitments and Contingencies (Detail 2) (USD $)	12 Months Ended
Dec. 31, 2010
Respirator Mask/Asbestos Litigation - Aearo Technologies
Loss Contingencies
Annual fee paid to Cabot to retain responsibility and liability for products manufactured before July 11, 1995	$ 400,000
Employment Litigation - Whitaker lawsuit
Loss Contingencies
Current employees filing lawsuit	1
Former employees filing lawsuit	1
Threshold age for members of class action (in years)	46
Punitive damages, statutory limit per claimant	$ 8,500
Number of additional named plaintiffs	4
Number of claims dismissed and settled	1
Employment Litigation - Garcia lawsuit
Loss Contingencies
Current employees filing lawsuit	1
Former employees filing lawsuit	5
Threshold age for members of class action (in years)	46
Total number of named plaintiffs	6
Number of current or former employees who have signed "opt-in" forms	86
Upper end of salary grade level involved in lawsuit	18
Threshold age for federal protection from age discrimination	40
EEOC age-discrimination charges
Loss Contingencies
Current employees filing lawsuit	1
Former employees filing lawsuit	6
Number of claimants not involved in Garcia lawsuit	1
EEOC age-discrimination charges | Minnesota, Texas and California
Loss Contingencies
Former employees filing lawsuit	3
EEOC age-discrimination charges | Missouri
Loss Contingencies
Current employees filing lawsuit	1
EEOC age-discrimination charges | California
Loss Contingencies
Former employees filing lawsuit	1
EEOC age-discrimination charges | Minnesota
Loss Contingencies
Former employees filing lawsuit	2